Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Borgata [Member]	MGM Growth Properties LLC [Member]	MGM Growth Properties LLC [Member] Class A Shareholders [Member]	MGM China [Member]	Common Stock [Member]	Common Stock [Member] Borgata [Member]	Common Stock [Member] MGM Growth Properties LLC [Member]	Common Stock [Member] MGM Growth Properties LLC [Member] Class A Shareholders [Member]	Common Stock [Member] MGM China [Member]	Capital in Excess of Par Value [Member]	Capital in Excess of Par Value [Member] Borgata [Member]	Capital in Excess of Par Value [Member] MGM Growth Properties LLC [Member]	Capital in Excess of Par Value [Member] MGM Growth Properties LLC [Member] Class A Shareholders [Member]	Capital in Excess of Par Value [Member] MGM China [Member]	Retained Earnings (Accumulated Deficit) [Member]	Retained Earnings (Accumulated Deficit) [Member] Borgata [Member]	Retained Earnings (Accumulated Deficit) [Member] MGM Growth Properties LLC [Member]	Retained Earnings (Accumulated Deficit) [Member] MGM Growth Properties LLC [Member] Class A Shareholders [Member]	Retained Earnings (Accumulated Deficit) [Member] MGM China [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Borgata [Member]	Accumulated Other Comprehensive Income (Loss) [Member] MGM Growth Properties LLC [Member]	Accumulated Other Comprehensive Income (Loss) [Member] MGM Growth Properties LLC [Member] Class A Shareholders [Member]	Accumulated Other Comprehensive Income (Loss) [Member] MGM China [Member]	Total MGM Resorts International Stockholder's Equity [Member]	Total MGM Resorts International Stockholder's Equity [Member] Borgata [Member]	Total MGM Resorts International Stockholder's Equity [Member] MGM Growth Properties LLC [Member]	Total MGM Resorts International Stockholder's Equity [Member] MGM Growth Properties LLC [Member] Class A Shareholders [Member]	Total MGM Resorts International Stockholder's Equity [Member] MGM China [Member]	Non-Controlling Interests [Member]	Non-Controlling Interests [Member] Borgata [Member]	Non-Controlling Interests [Member] MGM Growth Properties LLC [Member]	Non-Controlling Interests [Member] MGM Growth Properties LLC [Member] Class A Shareholders [Member]	Non-Controlling Interests [Member] MGM China [Member]
Beginning Balance at Dec. 31, 2014	$ 7,599,746					$ 4,913					$ 4,180,922					$ (136,437)					$ 12,991					$ 4,062,389					$ 3,537,357
Beginning Balance, Shares at Dec. 31, 2014						491,292
Net income (loss)	(1,037,444)					$ 0					0					(445,515)					0					(445,515)					(591,929)
Currency translation adjustment	3,727					0					0					0					1,703					1,703					2,024
Other comprehensive loss from unconsolidated affiliates, net	(672)					0					0					0					(672)					(672)					0
Stock-based compensation	43,002					0					38,464					0					0					38,464					4,538
Issuance of common stock pursuant to stock-based compensation awards	(24,878)					$ 18					(24,896)					0					0					(24,878)					0
Issuance of common stock pursuant to stock-based compensation awards, Shares						1,844
Conversion of convertible debt to common stock	1,449,496					$ 717					1,448,779					0					0					1,449,496					0
Conversion of convertible debt to common stock, Shares						71,703
Cash distributions and dividend payable to noncontrolling interest owners	(307,494)					$ 0					0					0					0					0					(307,494)
Issuance of performance share units	4,872					0					4,872					0					0					4,872					0
Other comprehensive income - cash flow hedges	0
Other	7,749					0					7,745					0					0					7,745					4
Ending Balance at Dec. 31, 2015	7,738,104					$ 5,648					5,655,886					(581,952)					14,022					5,093,604					2,644,500
Ending Balance, Shares at Dec. 31, 2015						564,839
Net income (loss)	1,235,310					$ 0					0					1,100,408					0					1,100,408					134,902
Currency translation adjustment	(2,680)					0					0					0					(1,477)					(1,477)					(1,203)
Other comprehensive loss from unconsolidated affiliates, net	0
Stock-based compensation	55,607					0					51,460					0					0					51,460					4,147
Issuance of common stock pursuant to stock-based compensation awards	(30,043)					$ 22					(30,065)					0					0					(30,043)					0
Issuance of common stock pursuant to stock-based compensation awards, Shares						2,225
Cash distributions and dividend payable to noncontrolling interest owners	(103,457)			$ (22,281)		$ 0			$ 0		0			$ 0		0			$ 0		0			$ 0		0			$ 0		(103,457)			$ (22,281)
Issuance of performance share units	5,817					0					5,817					0					0					5,817					0
Share issuance			$ 1,183,838					$ 0					$ (150,414)					$ 0					$ 0					$ (150,414)					$ 1,334,252
Acquisition transaction		$ 10,367			$ (142,612)		$ 0			$ 71		$ (18,385)			$ 127,146		$ 0			$ 0		$ 0			$ 1,074		$ (18,385)			$ 128,291		$ 28,752			$ (270,903)
Acquisition transaction, shares										7,060
Other comprehensive income - cash flow hedges	1,879					0					0					0					1,434					1,434					445
Other	12,108					0					12,130					0					0					12,130					(22)
Ending Balance at Dec. 31, 2016	9,941,957					$ 5,741					5,653,575					518,456					15,053					6,192,825					3,749,132
Ending Balance, Shares at Dec. 31, 2016						574,124
Net income (loss)	2,080,372					$ 0					0					1,952,052					0					1,952,052					128,320
Currency translation adjustment	(43,188)					0					0					0					(23,995)					(23,995)					(19,193)
Other comprehensive loss from unconsolidated affiliates, net	0
Stock-based compensation	62,522					0					57,531					0					0					57,531					4,991
Issuance of common stock pursuant to stock-based compensation awards	(33,780)					$ 22					(33,802)					0					0					(33,780)					0
Issuance of common stock pursuant to stock-based compensation awards, Shares						2,152
Cash distributions and dividend payable to noncontrolling interest owners	(147,685)			(29,777)		$ 0			0		0			0		0			0		0			0		0			0		(147,685)			(29,777)
Issuance of performance share units	9,743					0					9,648					0					0					9,648					95
Share issuance				$ 361,622					$ 0					$ 35,029					$ 0					$ 109					$ 35,138					$ 326,484
Dividends paid to common shareholders	(252,014)					0					0					(252,014)					0					(252,014)					0
National Harbor transaction	6,886					0					(12,486)					0					(11)					(12,497)					19,383
Repurchase of common stock	(327,500)					$ (100)					(327,400)					0					0					(327,500)					0
Repurchase of common stock, Shares						(10,000)
Other comprehensive income - cash flow hedges	7,995					$ 0					0					0					5,234					5,234					2,761
Adjustment of redeemable non-controlling interest to redemption value	(18,280)					0					(18,280)					0					0					(18,280)					0
Other	(7,749)					0					(6,106)					(1,195)					0					(7,301)					(448)
Ending Balance at Dec. 31, 2017	$ 11,611,124					$ 5,663					$ 5,357,709					$ 2,217,299					$ (3,610)					$ 7,577,061					$ 4,034,063
Ending Balance, Shares at Dec. 31, 2017						566,276